INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products			$ (2,718,633)	$ 698,517
Expenses recovery			319,843	482,034
Other income or expenses, net			159,498	602,312
Total	$ 158,946	$ 1,014,335	$ (2,239,292)	$ 1,782,863